Leases - Leases as lessee (Details) $ in Thousands	12 Months Ended
Sep. 30, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Commitments for short-term leases	$ 3
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Average lease term	5 years
IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Average lease term	3 years